As filed electronically with the Securities and Exchange Commission on May 9, 2014
File Nos.  33-73832
811-08268

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Post-Effective Amendment No. 50

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 55

FIRSTHAND FUNDS
(Exact name of Registrant as Specified in Charter)

150 Almaden Blvd., Suite 1250, San Jose, California  95113
(Address of Principal Executive Offices)

(408) 886-7096
Registrant’s Telephone Number, including Area Code

Kevin M. Landis
Firsthand Capital Management, Incorporated
150 Almaden Blvd., Suite 1250
San Jose, California  95113
(Name and Address of Agent for Service)

Copies of all communications to:
Kelvin K. Leung, Esq.
Firsthand Capital Management, Incorporated
150 Almaden Blvd., Suite 1250
San Jose, California  95113

David A. Hearth, Esq.
Paul Hastings LLP
55 Second Street, 24th Floor, San Francisco, California  94105

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on ____________ pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on ____________ pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on ____________ pursuant to paragraph (a)(2) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Jose and the State of California on the 9th day of May, 2014.

FIRSTHAND FUNDS

By:	/s/ Kevin Landis
Kevin Landis, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

Signatures	Title	Date

*	Trustee	May 9, 2014
Greg Burglin

*	Trustee	May 9, 2014
Kimun Lee

/s/ Kevin Landis	Chairman of the Board of Trustees	May 9, 2014
Kevin Landis

/s/ Omar Billawala	Treasurer (Principal Financial Officer and Principal Accounting Officer)	May 9, 2014
Omar Billawala

* By:	/s/ Kevin Landis
Kevin Landis, attorney-in-fact pursuant to powers of attorney

Exhibit List

EX-101.ins	XBRL Instance Document
EX-101.sch	XBRL Taxonomy Extension Schema Document
EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase
EX-101.lab	XBRL Taxonomy Extension Labels Linkbase
EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.def	XBRL Taxonomy Extension Definition Linkbase